Prepaid expenses and other current assets	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Prepaid expenses and other current assets

Note 5.       Prepaid expenses and other current assets

Components of prepaid expenses and other current assets consist of the following:

	December 31, 2011	March 31, 2011

Prepaid shipping and freight	$89,619	$—
Prepaid license fees	53,129	—
Prepaid media expense	40,000	—
Prepaid expenses - other	199,429	28,065
Deposits	12,420	12,420
Project deposits	—	5,885
	$394,597	$46,370

Note 4. Prepaid expenses and other current assets

Components of prepaid expenses and other current assets consist of the following:

	March 31,
	2011	2010

Prepaid expenses	$28,065	$2,750
Deposits	12,420	12,420
Project deposits	5,885	—
Deposit- recapitalization transaction	—	50,000
	$46,370	$65,170